Nature of Operations (Details)	Dec. 31, 2025	Mar. 31, 2025
Virtuix Holdings Inc [Member]
Nature of Operations [Line Items]
Ownership percentage	57.50%
Virtuix Manufacturing Limited [Member]
Nature of Operations [Line Items]
Subsidiary ownership percentage	49.00%	49.00%